Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease cost	$ 142	$ 116
Short-term lease cost	128	128
Variable lease cost	15	15
Total lease cost	$ 285	$ 259